Summary of Significant Accounting Policies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 02, 2023	Oct. 04, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount (in Dollars)			$ 6,574,881	$ 6,574,881
Exercised shares	132,664	9,515,920
Ordinary shares subject to possible redemption			1,851,416	1,984,080	11,500,000
Redemption value, per share (in Dollars per share)			$ 11.41	$ 10.63	$ 10.1
Conversion of stock			1,196,500	1,196,500
Federal depository insurance coverage (in Dollars)			$ 250,000	$ 250,000
Shareholders holding public shares, value (in Dollars)	$ 1,442,729
Exercised per share (in Dollars per share)	$ 10.87
Ordinary shares subject to possible redemption			1,851,416	1,984,080	11,500,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount (in Dollars)			$ 22,234	$ 22,234